Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2017
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Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable

(a) Trade accounts and notes receivable as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Trade accounts and notes receivable	￦	9,320,915	8,579,620
Finance lease receivables		10,300	10,469
Unbilled due from customers for contract work		860,287	728,007
Less: Allowance for doubtful accounts		(517,476)	(493,533)

	￦	9,674,026	8,824,563

Non-current
Trade accounts and notes receivable	￦	80,447	871,432
Finance lease receivables		11,326	734
Less: Allowance for doubtful accounts		(40,649)	(140,596)

	￦	51,124	731,570

Trade accounts and notes receivable sold to financial institutions, for which the derecognition conditions were not met, amounted to ￦344,410 million and ￦309,964 million as of December 31, 2016 and 2017, respectively. The fair value of trade accounts and notes receivable approximates the carrying amounts and trade accounts and notes receivable are included in short-term borrowings from financial institutions (Note 17).

(b) Finance lease receivables are as follows:

Customer	Contents	2016		2017
	(in millions of Won)
Korea Electric Power Corporation	Combined thermal power plant 3~4	￦	20,648	10,469
KC Chemicals CORP	Machinery and equipment		244	—
Hystech.Co. Ltd.	Machinery and equipment		734	734

		￦	21,626	11,203

(c) The gross amount and present value of minimum lease payments as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Less than 1 year	￦	13,114	11,771
1 year – 5 years		12,547	828
Unrealized interest income		(4,035)	(1,396)

Present value of minimum lease payment	￦	21,626	11,203